DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits and changes in net assets available for benefits per the accompanying financial statements to the Form 5500 as of and for the year ended December 31:

(In thousands)	2025	2024
Net assets available for benefits per the accompanying financial statements	$5,395,826	$5,155,088
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(10,758)	(19,045)
Amounts allocated to withdrawing participants	(3,413)	(2,845)
Net assets available for benefits per the Form 5500	$5,381,655	$5,133,198

(In thousands)	2025
Increase in net assets available for benefits per the accompanying financial statements	$240,738
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	8,287
Changes in amounts allocated to withdrawing participants	(568)
Increase in net assets available for benefits per the Form 5500	$248,457